Convertible Promissory Notes (Details)		1 Months Ended	12 Months Ended
	Jan. 06, 2022 USD ($)	Oct. 31, 2022 USD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	May 19, 2019 $ / shares
Convertible Promissory Notes [Line Items]
Amortization				$ 149,000
Convertible debenture principal redeemable amount		$ 1,000,000
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Principal amount	$ 5,000,000
Debt purchase price percentage	95.00%
Maturity date			12 months
Interest rate			5.00%
Debt conversion rate			85.00%
Beneficial conversion features	$ 939,376
Convertible Promissory Notes [Member] | American depositary shares [Member]
Convertible Promissory Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares					$ 3.5
Class A Ordinary Shares [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00005			$ 0.00005
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Conversion of ordinary shares (in Shares) | shares		76,943,540
Common Stock [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.001
Ordinary shares issued (in Shares) | shares			1,000,000